Equity - Schedule of Share Capital (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Concession Financial and Sector Assets and Liabilities
Number of shares issued	2,861,781,895	2,861,781,895
Percentage of changes in share capital	100.00%	100.00%
State of Minas Gerais [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	487,562,874	487,562,874
Percentage of changes in share capital	17.00%	17.04%
PZENA [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	95,239,166	458,460,259
Percentage of changes in share capital	3.00%	16.02%
FIA Dinâmica Energia S/A [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	477,848,959	106,610,119
Percentage of changes in share capital	17.00%	3.73%
BNDES Participações [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	106,610,119	95,239,166
Percentage of changes in share capital	4.00%	3.33%
BlackRock [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	190,624,959	282,815,226
Percentage of changes in share capital	7.00%	9.88%
Other Shareholders In Brazil [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	315,562,467	146,287,788
Percentage of changes in share capital	11.00%	5.11%
Other Shareholders In Foreign [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	1,188,333,351	1,284,806,463
Percentage of changes in share capital	42.00%	44.90%
Common Shares [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	956,601,911	956,601,911
Percentage of changes in share capital	100.00%	100.00%
Common Shares [member] | State of Minas Gerais [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	487,540,664	487,540,664
Percentage of changes in share capital	50.97%	50.97%
Common Shares [member] | PZENA [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued		310,667,579
Percentage of changes in share capital		32.48%
Common Shares [member] | FIA Dinâmica Energia S/A [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	313,988,379	106,610,119
Percentage of changes in share capital	32.82%	11.14%
Common Shares [member] | BNDES Participações [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	106,610,119
Percentage of changes in share capital	11.14%
Common Shares [member] | BlackRock [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued
Percentage of changes in share capital
Common Shares [member] | Other Shareholders In Brazil [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	38,081,468	39,409,416
Percentage of changes in share capital	3.98%	4.12%
Common Shares [member] | Other Shareholders In Foreign [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	10,381,281	12,374,133
Percentage of changes in share capital	1.09%	1.29%
Preference shares [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	1,905,179,984	1,905,179,984
Percentage of changes in share capital	100.00%	100.00%
Preference shares [member] | State of Minas Gerais [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	22,210	22,210
Percentage of changes in share capital	0.00%
Preference shares [member] | PZENA [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	95,239,166	147,792,680
Percentage of changes in share capital	5.00%	7.76%
Preference shares [member] | FIA Dinâmica Energia S/A [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	163,860,580
Percentage of changes in share capital	9.00%
Preference shares [member] | BNDES Participações [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued		95,239,166
Percentage of changes in share capital		5.00%
Preference shares [member] | BlackRock [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	190,624,959	282,815,226
Percentage of changes in share capital	10.00%	14.84%
Preference shares [member] | Other Shareholders In Brazil [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	277,480,999	106,878,372
Percentage of changes in share capital	15.00%	5.61%
Preference shares [member] | Other Shareholders In Foreign [member]
Concession Financial and Sector Assets and Liabilities
Number of shares issued	1,177,952,070	1,272,432,330
Percentage of changes in share capital	62.00%	66.79%